Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Domestic source					$ 12,986	$ 7,153	$ 8,506
Foreign source					1,903	1,579	1,485
Income before income tax	$ 17,006	[1]	$ 6,790	[1]	$ 14,889	$ 8,732	$ 9,991

[1]	Unaudited